Vessels, Net, Acquisitions and Sales (Details) - USD ($) $ in Thousands						6 Months Ended
	Jun. 22, 2021	Jun. 09, 2021	Jun. 01, 2021	May 17, 2021	May 06, 2021	Jun. 30, 2021	Jun. 30, 2020
Vessels, Net [Abstract]
Advance payment for vessel acquisition						$ 117,058	$ 0
Tradership [Member]
Vessels, Net [Abstract]
Additions		$ 17,000
Flagship [Member]
Vessels, Net [Abstract]
Additions					$ 28,385
Patriotship [Member]
Vessels, Net [Abstract]
Additions			$ 26,600
Hellasship [Member]
Vessels, Net [Abstract]
Additions					$ 28,600
Capitalized Expenditures [Member]
Vessels, Net [Abstract]
Additions						2,324
Worldship [Member]
Vessels, Net [Abstract]
Purchase price				$ 33,700
Advance payment for vessel acquisition				$ 10,110
Friendship [Member]
Vessels, Net [Abstract]
Purchase price	$ 24,600
Advance payment for vessel acquisition	$ 4,920
Leadership [Member]
Vessels, Net [Abstract]
Sales price						$ 12,600